Equity - Summary of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of analysis of other comprehensive income by item [line items]
Accumulated other comprehensive income - beginning of year	CAD 422	CAD 426
Unrealized losses on translation of foreign subsidiaries	(155)	(21)
Unrealized gains (losses) (net of taxes of $1 and $(6))	(10)	16
Share of other comprehensive income (loss) of associates and joint ventures	(1)	1
Remeasurements of retirement benefit plans (net of taxes of $(55) and $(7))	129	19
Total other comprehensive income (loss)	(37)	15
Less remeasurements of retirement benefit plans recorded in retained earnings	(129)	(19)
Accumulated other comprehensive income - end of year	264	422
Accumulated other comprehensive income attributable to shareholders of the company [member]
Disclosure of analysis of other comprehensive income by item [line items]
Total other comprehensive income (loss)	(29)	15
Available-for-sale financial assets [member]
Disclosure of analysis of other comprehensive income by item [line items]
Unrealized gains (losses) (net of taxes of $1 and $(6))	(4)	45
Gains reclassified to profit (net of taxes of $1 and $4)	(6)	(29)
Other comprehensive income net of tax available for sale financial assets	(10)	16
Currency translation differences [member]
Disclosure of analysis of other comprehensive income by item [line items]
Unrealized losses on translation of foreign subsidiaries	(488)	(201)
Foreign exchange differences on debt designated as a hedge of our investment in foreign subsidiaries (net of taxes of $(46) and $(27))	341	180
Other comprehensive income net of tax exchange differences on translation	CAD (147)	CAD (21)